UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:		Sureview Capital LLC

Address:  	360 Madison Avenue 19th fl
          	New York, NY  10017


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Aaron Tawil
Title:  Chief Finacial Officer
Phone:  212-907-5600


Signature, Place and Date of Signing:

/s/	Aaron Tawil		   New York, NY			February 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]


Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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			      Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total: $352,341 (thousands)


List of Other Included Managers:		NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.







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					FORM 13F INFORMATION TABLE


COL 1				COL 2	  COL 3		COL 4	     COL 5		COL 6	COL 7	     COL 8


Name of 			Title 			Vaue	Shrs or  SH/  Put/	Invstmt	Other	Voting Authority
Issuer				of Class  Cusip		($1,000)Prn Amt  Prn  Call	Dscretn	Mgrs	Sole  Shared  None

AMERICAN TOWER CORP 	 	CL A	  03027X100	9950 	165800 	SH		Sole		165800
CATERPILLAR INC DEL	 	COM	  149123101	9060 	100000 	SH		Sole		100000
CBS CORP NEW		 	CL B	  124857202	13570 	500000 	SH		Sole		500000
CINEMARK HOLDINGS INC	 	COM	  17243V102	2405 	130059 	SH		Sole		130059
COMCAST CORP NEW	 	CL A	  20030N101	7396 	311950 	SH		Sole		311950
DISCOVERY COMMUNICATNS   	COM	  25470F104	10243 	250000 	SH		Sole		250000
DISH NETWORK CORP	 	CL A	  25470M109	9263 	325231 	SH		Sole		325231
DISNEY WALT CO		 	COM 	  254687106	7500 	200000 	SH		Sole		200000
DOLLAR TREE INC			COM	  256746108	14960 	180000 	SH		Sole		180000
EBAY INC		 	COM	  278642103	9099 	300000 	SH		Sole		300000
FOCUS MEDIA HLDG LTD	 	ADR	  34415V109	3313 	170000 	SH		Sole		170000
GOOGLE INC		 	CL A	  38259P508	8397 	13000 	SH		Sole		13000
HOST HOTELS RESORTS 	 	COM	  44107P104	14327 	970000 	SH		Sole		970000
LAMAR ADVERTISING CO	 	CL A	  512815101	7227 	262787 	SH		Sole		262787
MCDONALDS CORP		 	COM	  580135101	8026 	80000 	SH		Sole		80000
MELCO CROWN ENTMT LTD		ADR	  585464100	5128 	533100 	SH		Sole		533100
MICROSOFT CORP			COM	  594918104	7139 	275000 	SH		Sole		275000
NEWS CORP			CL B	  65248E203	5352 	294400 	SH		Sole		294400
PAYCHEX INC			COM	  704326107	7515 	249600 	SH		Sole		249600 		`
PRICELINE COM INC		COM NEW   741503403	11693 	25000 	SH		Sole		25000
ROSS STORES INC			COM	  778296103	17586 	370000 	SH		Sole		370000
SCRIPPS NETWORKS 		CL A 	  811065101	6787 	160000 	SH		Sole		160000
SPDR SP 500 ETF TR		TR UNIT   78462F103	125500	1000000		PUT	Sole		1000000
STARBUCKS CORP			COM	  855244109	10352 	225000 	SH		Sole		225000
STARWOOD HOTELS RESORTS		COM	  85590A401	11993 	250000 	SH		Sole		250000
TAKE-TWO INTERACTIVE 		COM	  874054109	5420 	400000 	SH		Sole		400000
TIVO INC			COM	  888706108	3140 	350000 	SH		Sole		350000

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